UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03518

Fidelity Newbury Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2020

Item 1.

Reports to Stockholders

Fidelity® Treasury Money Market Fund

Fidelity® Tax-Exempt Money Market Fund

Semi-Annual Report

April 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Fidelity® Treasury Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Fidelity® Tax-Exempt Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 for Fidelity® Tax-Exempt Money Market Fund, Fidelity® Treasury Money Market Fund and Premium Class and 1-877-208-0098 for Capital Reserves Class, Daily Money Class and Advisor Class C to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Treasury Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 4/30/20
1 - 7	35.6
8 - 30	16.8
31 - 60	20.7
61 - 90	11.7
91 - 180	14.9
> 180	0.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of April 30, 2020
U.S. Treasury Debt	83.5%
Repurchase Agreements	20.3%
Net Other Assets (Liabilities)*	(3.8)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

4/30/20
Capital Reserves Class	0.01%
Daily Money Class	0.01%
Advisor C Class	0.01%
Fidelity® Treasury Money Market Fund	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2020, the most recent period shown in the table, would have been (0.66)% for Capital Reserves Class, (0.41)% for Daily Money Class, (1.17)% for Advisor C Class and (0.08)% for Fidelity Treasury Money Market Fund.

Fidelity® Treasury Money Market Fund

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 83.5%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 83.5%
U.S. Treasury Bills
5/5/20 to 10/8/20	0.07 to 1.83%	$18,513,400	$18,507,734
U.S. Treasury Notes
5/15/20 to 1/31/22	0.15 to 1.89 (b)	6,058,300	6,061,329
TOTAL U.S. TREASURY DEBT
(Cost $24,569,063)			24,569,063

U.S. Treasury Repurchase Agreement - 20.3%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.04% dated 4/30/20 due 5/1/20 (Collateralized by U.S. Treasury Obligations) #	$103,102	$103,102
0.04% dated 4/30/20 due 5/1/20 (Collateralized by U.S. Treasury Obligations) #	50,015	50,015
With:
BMO Harris Bank NA at:
0.09%, dated:
4/17/20 due 5/7/20 (Collateralized by U.S. Treasury Obligations valued at $33,661,192, 0.00% - 2.00%, 4/22/21 - 4/30/25)	33,002	33,000
4/23/20 due 5/7/20 (Collateralized by U.S. Treasury Obligations valued at $13,260,273, 0.00% - 2.38%, 9/15/20 - 4/30/26)	13,001	13,000
1.6%, dated 2/10/20 due 5/7/20 (Collateralized by U.S. Treasury Obligations valued at $15,426,634, 2.25% - 3.38%, 2/15/27 - 11/15/48)	15,061	15,000
BNP Paribas, SA at:
0.04%, dated:
4/28/20 due 5/5/20 (Collateralized by U.S. Treasury Obligations valued at $133,621,103, 0.63% - 5.25%, 12/31/26 - 5/15/49)	131,001	131,000
4/30/20 due 5/7/20 (Collateralized by U.S. Treasury Obligations valued at $44,880,089, 0.17% - 4.63%, 7/31/20 - 5/15/49)	44,000	44,000
0.06%, dated:
4/24/20 due 5/1/20 (Collateralized by U.S. Treasury Obligations valued at $101,131,604, 1.50% - 4.63%, 1/15/23 - 2/15/50)	99,001	99,000
4/27/20 due 5/4/20 (Collateralized by U.S. Treasury Obligations valued at $54,089,460, 0.17% - 4.75%, 7/31/20 - 11/15/49)	53,001	53,000
0.08%, dated 4/7/20 due 5/7/20 (Collateralized by U.S. Treasury Obligations valued at $880,017,809, 0.00% - 7.63%, 6/18/20 - 2/15/50)	859,057	859,000
0.17%, dated 3/18/20 due 5/7/20 (Collateralized by U.S. Treasury Obligations valued at $54,214,681, 0.00% - 7.63%, 7/31/20 - 2/15/50)	53,015	53,000
0.46%, dated 3/10/20 due 5/7/20 (Collateralized by U.S. Treasury Obligations valued at $128,350,393, 0.17% - 6.13%, 7/31/20 - 2/15/50)	125,144	125,000
0.5%, dated 3/11/20 due 5/7/20 (Collateralized by U.S. Treasury Obligations valued at $157,448,446, 0.35% - 7.63%, 7/31/21 - 11/15/49)	153,191	153,000
0.62%, dated 3/6/20 due 5/7/20 (Collateralized by U.S. Treasury Obligations valued at $91,028,344, 0.17% - 7.50%, 5/15/20 - 11/15/49)	89,139	89,000
1.61%, dated:
2/18/20 due 5/7/20 (Collateralized by U.S. Treasury Obligations valued at $69,750,892, 0.00% - 7.63%, 7/31/20 - 2/15/50)	68,274	68,000
2/19/20 due 5/7/20 (Collateralized by U.S. Treasury Obligations valued at $18,419,676, 0.35% - 6.13%, 7/31/21 - 5/15/49)	18,072	18,000
CIBC Bank U.S.A. at:
0.07%, dated 4/22/20 due 5/7/20 (Collateralized by U.S. Treasury Obligations valued at $213,332,130, 1.50% - 3.13%, 1/15/22 - 5/15/43)	209,012	209,000
0.1%, dated 4/21/20 due 5/7/20 (Collateralized by U.S. Treasury Obligations valued at $213,221,975, 1.38% - 3.63%, 11/30/21 - 11/15/46)	209,017	209,000
Commerz Markets LLC at:
0.05%, dated 4/28/20 due 5/5/20 (Collateralized by U.S. Treasury Obligations valued at $135,660,653, 0.28% - 2.63%, 1/31/22 - 5/15/26)	133,001	133,000
0.06%, dated:
4/29/20 due 5/6/20 (Collateralized by U.S. Treasury Obligations valued at $100,980,404, 0.28% - 2.00%, 1/31/22 - 2/15/25)	99,001	99,000
4/30/20 due 5/7/20 (Collateralized by U.S. Treasury Obligations valued at $102,022,123, 0.50% - 3.13%, 5/31/21 - 8/15/49)	100,001	100,000
Credit AG at:
0.09%, dated:
4/2/20 due 5/1/20 (Collateralized by U.S. Treasury Obligations valued at $45,323,336, 3.38%, 5/15/44)	44,003	44,000
4/22/20 due 5/7/20 (Collateralized by U.S. Treasury Obligations valued at $45,321,135, 3.38%, 5/15/44)	44,003	44,000
4/23/20 due 5/7/20 (Collateralized by U.S. Treasury Obligations valued at $89,761,859, 1.63%, 10/31/26)	88,007	88,000
0.11%, dated 4/3/20 due 5/4/20 (Collateralized by U.S. Treasury Obligations valued at $45,323,922, 3.38%, 5/15/44)	44,004	44,000
0.13%, dated 4/20/20 due 5/7/20 (Collateralized by U.S. Treasury Obligations valued at $45,321,868, 3.38%, 5/15/44)	44,005	44,000
Credit Agricole CIB at 0.05%, dated 4/30/20 due 5/1/20 (Collateralized by U.S. Treasury Obligations valued at $53,112,040, 1.50% - 2.63%, 1/31/26 - 2/15/30)	52,000	52,000
Deutsche Bank AG, New York at 0.05%, dated 4/30/20 due 5/1/20 (Collateralized by U.S. Treasury Obligations valued at $154,500,354, 3.00%, 2/15/49)	150,000	150,000
Deutsche Bank Securities, Inc. at 0.05%, dated 4/30/20 due 5/1/20 (Collateralized by U.S. Treasury Obligations valued at $5,100,085, 2.63% - 2.75%, 7/31/20 - 2/28/25)	5,000	5,000
Fixed Income Clearing Corp. - BNYM at 0.05%, dated 4/30/20 due 5/1/20 (Collateralized by U.S. Treasury Obligations valued at $25,500,079, 2.75%, 6/30/25)	25,000	25,000
HSBC Securities, Inc. at 0.04%, dated 4/30/20 due 5/1/20 (Collateralized by U.S. Treasury Obligations valued at $66,899,140, 2.00%, 11/15/26)	65,000	65,000
ING Financial Markets LLC at 0.04%, dated 4/30/20 due:
5/1/20 (Collateralized by U.S. Treasury Obligations valued at $133,533,375, 2.38%, 4/30/26)	131,000	131,000
5/7/20 (Collateralized by U.S. Treasury Obligations valued at $13,260,075, 4.63%, 2/15/40)	13,000	13,000
Lloyds Bank Corp. Markets PLC at:
0.2%, dated 4/3/20 due 5/4/20 (Collateralized by U.S. Treasury Obligations valued at $22,477,218, 1.88% - 2.75%, 2/28/25 - 7/31/26)	22,004	22,000
0.27%, dated 4/3/20 due 5/4/20 (Collateralized by U.S. Treasury Obligations valued at $22,478,308, 1.88% - 2.75%, 2/28/25 - 7/31/26)	22,005	22,000
Lloyds Bank PLC at:
0.14%, dated 5/4/20 due 6/4/20(c)	44,005	44,000
0.15%, dated 4/6/20 due 5/6/20 (Collateralized by U.S. Treasury Obligations valued at $22,485,094, 1.63% - 6.00%, 2/15/26)	22,003	22,000
0.18%, dated:
4/21/20 due 5/21/20 (Collateralized by U.S. Treasury Obligations valued at $22,503,016, 6.00%, 2/15/26)	22,003	22,000
4/22/20 due 5/22/20 (Collateralized by U.S. Treasury Obligations valued at $22,446,636, 1.88% - 6.00%, 2/28/22 - 2/15/26)	22,003	22,000
0.27%, dated 4/2/20 due 5/4/20 (Collateralized by U.S. Treasury Obligations valued at $44,870,724, 2.00% - 6.75%, 4/30/24 - 8/15/26)	44,011	44,000
0.54%, dated 3/12/20 due 6/12/20 (Collateralized by U.S. Treasury Obligations valued at $19,400,536, 1.75%, 7/15/22)	19,026	19,000
0.65%, dated 3/16/20 due 5/15/20 (Collateralized by U.S. Treasury Obligations valued at $27,556,089, 3.00% - 6.00%, 9/30/25 - 2/15/26)	27,029	27,000
0.83%, dated 3/9/20 due 6/9/20 (Collateralized by U.S. Treasury Obligations valued at $19,409,400, 2.13%, 6/30/21)	19,040	19,000
1.63%, dated:
2/18/20 due 5/18/20 (Collateralized by U.S. Treasury Obligations valued at $19,439,632, 2.63%, 5/15/21)	19,077	19,000
2/19/20 due 5/19/20 (Collateralized by U.S. Treasury Obligations valued at $13,325,145, 3.00% - 6.00%, 9/30/25 - 2/15/26)	13,053	13,000
2/21/20 due 5/21/20 (Collateralized by U.S. Treasury Obligations valued at $42,999,176, 1.63% - 6.00%, 2/15/26 - 9/30/26)	42,171	42,000
Mizuho Bank, Ltd. at 0.05%, dated 4/30/20 due 5/1/20 (Collateralized by U.S. Treasury Obligations valued at $67,551,368, 2.38%, 5/15/29)	66,000	66,000
Mizuho Securities U.S.A., Inc. at 0.05%, dated 4/30/20 due 5/1/20 (Collateralized by U.S. Treasury Obligations valued at $132,554,085, 1.88%, 7/31/26)	130,000	130,000
MUFG Securities (Canada), Ltd. at 0.05%, dated 4/24/20 due 5/1/20 (Collateralized by U.S. Treasury Obligations valued at $33,660,367, 0.00% - 3.13%, 1/28/21 - 8/15/42)	33,000	33,000
MUFG Securities EMEA PLC at:
0.04%, dated 4/29/20 due 5/6/20 (Collateralized by U.S. Treasury Obligations valued at $26,527,126, 2.63%, 6/30/23)	26,000	26,000
0.05%, dated:
4/23/20 due 5/1/20 (Collateralized by U.S. Treasury Obligations valued at $24,487,015, 2.00% - 3.00%, 5/31/24 - 2/15/47)	24,000	24,000
4/28/20 due 5/1/20 (Collateralized by U.S. Treasury Obligations valued at $9,179,791, 2.13%, 8/15/21)	9,000	9,000
4/29/20 due 5/4/20 (Collateralized by U.S. Treasury Obligations valued at $39,778,681, 2.88% - 3.00%, 8/15/28 - 2/15/47)	39,000	39,000
4/30/20 due 5/1/20
(Collateralized by U.S. Treasury Obligations valued at $88,699,971, 2.25%, 8/15/27)	87,000	87,000
(Collateralized by U.S. Treasury Obligations valued at $100,950,834, 1.13% - 1.63%, 9/30/21 - 5/31/23)	99,000	99,000
0.06%, dated 4/28/20 due 5/5/20 (Collateralized by U.S. Treasury Obligations valued at $77,526,657, 1.75% - 3.00%, 12/31/24 - 2/15/47)	76,001	76,000
0.07%, dated:
4/23/20 due 5/7/20 (Collateralized by U.S. Treasury Obligations valued at $59,169,309, 2.63% - 3.00%, 8/15/28 - 2/15/47)	58,002	58,000
4/24/20 due 5/1/20 (Collateralized by U.S. Treasury Obligations valued at $40,815,174, 2.00% - 3.00%, 3/31/24 - 2/15/47)	40,001	40,000
4/30/20 due 5/7/20 (Collateralized by U.S. Treasury Obligations valued at $24,484,297, 1.88%, 8/31/24)	24,000	24,000
5/1/20 due 5/7/20(c)	5,000	5,000
0.08%, dated:
4/27/20 due 5/4/20 (Collateralized by U.S. Treasury Obligations valued at $51,010,321, 2.75%, 8/31/23)	50,001	50,000
4/30/20 due 5/7/20
(Collateralized by U.S. Treasury Obligations valued at $43,886,621, 1.13% - 3.00%, 6/30/21 - 2/15/47)	43,001	43,000
(Collateralized by U.S. Treasury Obligations valued at $45,798,027, 2.88% - 3.00%, 8/15/28 - 2/15/47)	44,901	44,900
Norinchukin Bank at:
0.18%, dated:
4/16/20 due 5/18/20 (Collateralized by U.S. Treasury Obligations valued at $22,441,650, 2.63%, 11/15/20)	22,004	22,000
4/17/20 due 5/20/20 (Collateralized by U.S. Treasury Obligations valued at $22,441,570, 2.38%, 5/15/27)	22,004	22,000
0.57%, dated 3/10/20 due 6/10/20 (Collateralized by U.S. Treasury Obligations valued at $13,270,811, 2.00%, 11/15/26)	13,019	13,000
0.85%, dated 3/5/20 due 6/5/20 (Collateralized by U.S. Treasury Obligations valued at $29,619,226, 2.38%, 5/15/27)	29,063	29,000
1.56%, dated 2/27/20 due 5/28/20 (Collateralized by U.S. Treasury Obligations valued at $10,227,938, 2.63%, 11/15/20)	10,039	10,000
1.64%, dated 2/25/20 due 5/26/20 (Collateralized by U.S. Treasury Obligations valued at $19,437,427, 1.50%, 8/15/26)	19,079	19,000
1.66%, dated:
2/18/20 due 5/19/20 (Collateralized by U.S. Treasury Obligations valued at $6,140,406, 1.50%, 8/15/26)	6,025	6,000
2/19/20 due 5/19/20 (Collateralized by U.S. Treasury Obligations valued at $10,233,477, 1.50%, 8/15/26)	10,042	10,000
2/21/20 due 5/22/20 (Collateralized by U.S. Treasury Obligations valued at $28,650,965, 1.50%, 8/15/26)	28,117	28,000
RBC Dominion Securities at:
0.05%, dated 4/21/20 due 5/5/20 (Collateralized by U.S. Treasury Obligations valued at $156,679,288, 1.50% - 6.13%, 5/31/20 - 5/15/46)	153,003	153,000
0.87%, dated 3/5/20 due 5/5/20 (Collateralized by U.S. Treasury Obligations valued at $40,103,049, 1.50% - 7.13%, 5/31/20 - 8/15/47)	39,057	39,000
RBC Financial Group at 0.16%, dated 3/19/20 due 5/4/20 (Collateralized by U.S. Treasury Obligations valued at $58,151,145, 0.25% - 2.50%, 2/28/21 - 2/15/46)	57,012	57,000
RBS Securities, Inc. at 0.06%, dated 4/30/20 due 5/7/20 (Collateralized by U.S. Treasury Obligations valued at $33,962,722, 2.50% - 4.25%, 5/15/24 - 11/15/40)	33,000	33,000
SMBC Nikko Securities America, Inc. at 0.05%, dated 4/30/20 due 5/1/20 (Collateralized by U.S. Treasury Obligations valued at $785,203,738, 1.75% - 2.75%, 1/31/21 - 6/30/26)	770,001	770,000
Societe Generale at:
0.04%, dated 4/28/20 due 5/5/20 (Collateralized by U.S. Treasury Obligations valued at $45,319,508, 1.38% - 4.25%, 8/31/26 - 8/15/49)	44,000	44,000
0.05%, dated:
4/29/20 due 5/6/20 (Collateralized by U.S. Treasury Obligations valued at $43,860,871, 1.38% - 5.25%, 10/15/22 - 8/15/49)	43,000	43,000
4/30/20 due 5/7/20 (Collateralized by U.S. Treasury Obligations valued at $87,720,532, 0.13% - 8.13%, 5/31/20 - 8/15/44)	86,001	86,000
TD Securities (U.S.A.) at 0.04%, dated 4/28/20 due 5/5/20 (Collateralized by U.S. Treasury Obligations valued at $47,940,246, 4.50% - 8.75%, 8/15/20 - 2/15/36)	47,000	47,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $5,983,017)		5,983,017
TOTAL INVESTMENT IN SECURITIES - 103.8%
(Cost $30,552,080)		30,552,080
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(1,117,163)
NET ASSETS - 100%		$29,434,917

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$103,102,000 due 5/01/20 at 0.04%
HSBC Securities (USA), Inc.	$97,289
ING Financial Markets LLC	3,176
J.P. Morgan Securities LLC	2,637
$103,102
$50,015,000 due 5/01/20 at 0.04%
BNP Paribas, S.A.	2,917
Credit Agricole CIB New York Branch	151
HSBC Securities (USA), Inc.	7,400
ING Financial Markets LLC	5
J.P. Morgan Securities LLC	1,832
Mitsubishi UFJ Securities Holdings Ltd.	4,300
Mitsubishi UFJ Securities (USA)	10
RBC Dominion Securities, Inc.	537
Sumitomo Mitsu Banking Corp. NY	32,863
$50,015

See accompanying notes which are an integral part of the financial statements.

Fidelity® Treasury Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $5,983,017) — See accompanying schedule: Unaffiliated issuers (cost $30,552,080)		$30,552,080
Cash		1
Receivable for fund shares sold		223,767
Interest receivable		16,505
Prepaid expenses		7
Receivable from investment adviser for expense reductions		149
Total assets		30,792,509
Liabilities
Payable for investments purchased	$1,072,783
Payable for fund shares redeemed	276,924
Distributions payable	76
Accrued management fee	6,021
Other affiliated payables	1,719
Other payables and accrued expenses	69
Total liabilities		1,357,592
Net Assets		$29,434,917
Net Assets consist of:
Paid in capital		$29,434,851
Total accumulated earnings (loss)		66
Net Assets		$29,434,917
Net Asset Value and Maximum Offering Price
Capital Reserves Class:
Net Asset Value, offering price and redemption price per share ($2,443,392 ÷ 2,442,424 shares)		$1.00
Daily Money Class:
Net Asset Value, offering price and redemption price per share ($2,212,034 ÷ 2,211,702 shares)		$1.00
Advisor C Class:
Net Asset Value and offering price per share ($110,642 ÷ 110,629 shares)(a)		$1.00
Fidelity Treasury Money Market Fund:
Net Asset Value, offering price and redemption price per share ($24,668,849 ÷ 24,668,819 shares)		$1.00

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2020 (Unaudited)
Investment Income
Interest		$132,292
Expenses
Management fee	$26,951
Transfer agent fees	16,903
Distribution and service plan fees	7,213
Accounting fees and expenses	639
Custodian fees and expenses	77
Independent trustees' fees and expenses	35
Registration fees	1,349
Audit	22
Legal	21
Miscellaneous	25
Total expenses before reductions	53,235
Expense reductions	(5,096)
Total expenses after reductions		48,139
Net investment income (loss)		84,153
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		31
Total net realized gain (loss)		31
Net increase in net assets resulting from operations		$84,184

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$84,153	$304,891
Net realized gain (loss)	31	29
Net increase in net assets resulting from operations	84,184	304,920
Distributions to shareholders	(84,152)	(304,873)
Share transactions - net increase (decrease)	11,030,515	3,996,229
Total increase (decrease) in net assets	11,030,547	3,996,276
Net Assets
Beginning of period	18,404,370	14,408,094
End of period	$29,434,917	$18,404,370

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Treasury Money Market Fund Capital Reserves Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.014	.007	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.003	.014	.007	–A	–A	–A
Distributions from net investment income	(.003)	(.014)	(.007)	–A	–A	–A
Total distributions	(.003)	(.014)	(.007)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.26%	1.41%	.75%	.05%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.98%E	.97%	.97%	.97%	.97%	.99%
Expenses net of fee waivers, if any	.76%E	.94%	.95%	.75%	.33%	.10%
Expenses net of all reductions	.76%E	.94%	.95%	.75%	.33%	.10%
Net investment income (loss)	.48%E	1.40%	.76%	.04%	.02%	.01%
Supplemental Data
Net assets, end of period (in millions)	$2,443	$1,407	$1,201	$1,170	$1,256	$1,259

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Treasury Money Market Fund Daily Money Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.017	.010	.002	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.004	.017	.010	.002	–A	–A
Distributions from net investment income	(.004)	(.017)	(.010)	(.002)	–A	–A
Total distributions	(.004)	(.017)	(.010)	(.002)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.35%	1.66%	1.00%	.17%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.72%E	.72%	.72%	.72%	.72%	.74%
Expenses net of fee waivers, if any	.61%E	.69%	.70%	.62%	.33%	.09%
Expenses net of all reductions	.61%E	.69%	.70%	.62%	.33%	.09%
Net investment income (loss)	.63%E	1.65%	1.01%	.17%	.02%	.01%
Supplemental Data
Net assets, end of period (in millions)	$2,212	$1,934	$1,889	$2,534	$3,837	$4,307

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Treasury Money Market Fund Advisor C Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.009	.003	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.001	.009	.003	–A	–A	–A
Distributions from net investment income	(.001)	(.009)	(.003)	–A	–A	–A
Total distributions	(.001)	(.009)	(.003)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C,D	.08%	.91%	.31%	.01%	.01%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	1.48%F	1.47%	1.47%	1.47%	1.47%	1.49%
Expenses net of fee waivers, if any	1.06%F	1.44%	1.39%	.76%	.33%	.10%
Expenses net of all reductions	1.05%F	1.43%	1.39%	.76%	.33%	.10%
Net investment income (loss)	.18%F	.90%	.32%	.03%	.02%	.01%
Supplemental Data
Net assets, end of period (in millions)	$111	$72	$97	$101	$136	$131

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Treasury Money Market Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.005	.019	.013	.004	–B	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–	–
Total from investment operations	.005	.019	.013	.004	–B	–B
Distributions from net investment income	(.005)	(.019)	(.013)	(.004)	–B	–B
Total distributions	(.005)	(.019)	(.013)	(.004)	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.46%	1.95%	1.29%	.38%	.01%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.42%F	.42%	.42%	.42%	.42%	.42%F
Expenses net of fee waivers, if any	.40%F	.41%	.42%	.42%	.35%	.11%F
Expenses net of all reductions	.40%F	.41%	.42%	.42%	.35%	.11%F
Net investment income (loss)	.84%F	1.93%	1.29%	.37%	-%	.01%F
Supplemental Data
Net assets, end of period (in millions)	$24,669	$14,992	$11,221	$8,992	$8,408	$1,522

 A For the period April 6, 2015 (commencement of sale of shares) to October 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Tax-Exempt Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 4/30/20
1 - 7	67.7
8 - 30	2.9
31 - 60	9.2
61 - 90	2.0
91 - 180	11.6
> 180	6.6

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of April 30, 2020
Variable Rate Demand Notes (VRDNs)	21.0%
Tender Option Bond	43.7%
Other Municipal Security	33.0%
Investment Companies	1.2%
Net Other Assets (Liabilities)	1.1%

Current 7-Day Yields

4/30/20
Capital Reserves Class	0.01%
Daily Money Class	0.01%
Fidelity® Tax-Exempt Money Market Fund	0.09%
Premium Class	0.21%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2020, the most recent period shown in the table, would have been (0.45)% for Capital Reserves Class, (0.20)% for Daily Money Class, 0.05% for Fidelity Tax-Exempt Money Market Fund and 0.15% for Premium Class.

Fidelity® Tax-Exempt Money Market Fund

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 21.0%
	Principal Amount (000s)	Value (000s)
Alabama - 1.0%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 A, 0.23% 5/1/20, VRDN (a)	$2,025	$2,025
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.35% 5/7/20, LOC Bayerische Landesbank, VRDN (a)	6,700	6,700
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 0.32% 5/7/20, VRDN (a)	10,400	10,400
Series 2009, 0.23% 5/1/20, VRDN (a)	4,900	4,900
West Jefferson Indl. Dev. Series 2008, 0.32% 5/7/20, VRDN (a)	7,900	7,900
		31,925
Alaska - 1.8%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.32% 5/7/20 (ConocoPhillips Co. Guaranteed), VRDN (a)	18,400	18,400
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.7% 5/7/20 (ConocoPhillips Co. Guaranteed), VRDN (a)	26,100	26,100
Series 1994 C, 0.35% 5/7/20 (ConocoPhillips Co. Guaranteed), VRDN (a)	15,500	15,500
Series 2002, 0.32% 5/7/20 (ConocoPhillips Co. Guaranteed), VRDN (a)	1,900	1,900
		61,900
Arizona - 0.5%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 F, 0.28% 5/7/20, LOC Mizuho Corporate Bank Ltd., VRDN (a)	2,700	2,700
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.31% 5/7/20, VRDN (a)	14,425	14,425
		17,125
Connecticut - 0.9%
Connecticut Gen. Oblig. Series 2016 C, 0.29% 5/7/20 (Liquidity Facility Bank of America NA), VRDN (a)	14,300	14,300
Connecticut Hsg. Fin. Auth.:
Series 2012 C2, 0.28% 5/7/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	5,895	5,895
Series 2018 E2, 0.23% 5/7/20 (Liquidity Facility Bank of America NA), VRDN (a)	4,190	4,190
Series 2019 B3, 0.23% 5/7/20 (Liquidity Facility Bank of America NA), VRDN (a)	4,795	4,795
		29,180
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.38% 5/7/20, VRDN (a)	2,300	2,300
Series 1999 A, 0.45% 5/7/20, VRDN (a)	3,500	3,500
		5,800
District Of Columbia - 0.2%
FHLMC District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.27% 5/7/20, LOC Freddie Mac, VRDN (a)	6,060	6,060
Florida - 0.1%
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 1997, 0.28% 5/1/20, VRDN (a)	4,300	4,300
Georgia - 3.7%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 0.33% 5/1/20, VRDN (a)	8,180	8,180
Series 2018, 0.23% 5/1/20, VRDN (a)	30,500	30,500
(Oglethorpe Pwr. Corp. Proj.) Series 2010 B, 0.24% 5/7/20, LOC Bank of America NA, VRDN (a)	14,200	14,200
Effingham County Indl. Dev. Auth. Poll Cont. 0.37% 5/1/20, VRDN (a)	10,370	10,370
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 0.34% 5/1/20, VRDN (a)	2,700	2,700
Series 2008, 0.34% 5/1/20, VRDN (a)	14,400	14,400
(Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 0.26% 5/7/20, LOC JPMorgan Chase Bank, VRDN (a)	7,700	7,700
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.26% 5/7/20, LOC JPMorgan Chase Bank, VRDN (a)	1,550	1,550
Paulding County Hosp. Auth. Rev. Series 2012 B, 0.25% 5/7/20, LOC Bank of America NA, VRDN (a)	33,050	33,050
		122,650
Illinois - 0.2%
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.23% 5/7/20, LOC Barclays Bank PLC, VRDN (a)	2,500	2,500
Illinois Fin. Auth. Rev. (Illinois College Proj.) 0.2% 5/7/20, LOC U.S. Bank NA, Cincinnati, VRDN (a)	4,925	4,925
		7,425
Indiana - 0.9%
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.42% 5/7/20, LOC Mizuho Bank Ltd., VRDN (a)	12,000	12,000
Series 2005, 0.3% 5/7/20, LOC Rabobank Nederland New York Branch, VRDN (a)	11,000	11,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series H, 0.37% 5/7/20, VRDN (a)	8,400	8,400
		31,400
Iowa - 3.0%
Council Bluffs Poll. Cont. Series 1995, 0.29% 5/7/20, VRDN (a)	3,900	3,900
Iowa Fin. Auth. Econ. Dev. Rev.:
Series 2009 A, 0.26% 5/7/20, VRDN (a)	15,100	15,100
Series 2011 A, 0.26% 5/7/20, VRDN (a)	46,500	46,500
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 0.27% 5/7/20, VRDN (a)	19,700	19,700
Iowa Fin. Auth. Rev. Series 2018 C, 0.26% 5/7/20, LOC JPMorgan Chase Bank, VRDN (a)	15,350	15,350
		100,550
Kansas - 0.6%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.5% 5/7/20, VRDN (a)	4,500	4,500
Series 2007 B, 0.5% 5/7/20, VRDN (a)	2,100	2,100
St. Mary's Kansas Poll. Cont. Rev. Series 1994, 0.45% 5/7/20, VRDN (a)	8,800	8,800
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 0.45% 5/7/20, VRDN (a)	900	900
(Western Resources, Inc. Proj.) Series 1994, 0.45% 5/7/20, VRDN (a)	2,100	2,100
		18,400
Louisiana - 0.5%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2004, 0.22% 5/7/20, VRDN (a)	7,600	7,600
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.7% 5/7/20, VRDN (a)	8,700	8,700
(NuStar Logistics, L.P. Proj.) Series 2010, 2.1% 5/7/20, LOC Mizuho Bank Ltd., VRDN (a)	125	125
		16,425
Michigan - 0.5%
Grand Traverse County Hosp. Fin. Auth. Series 2011 B, 0.19% 5/7/20, LOC JPMorgan Chase Bank, VRDN (a)	12,475	12,475
Michigan State Univ. Revs. Series 2000 A, 0.24% 5/7/20 (Liquidity Facility Northern Trust Co.), VRDN (a)	1,500	1,500
Michigan Strategic Fund Ltd. Oblig. Rev. (The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.3% 5/7/20, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	3,700	3,700
		17,675
Minnesota - 0.5%
FNMA Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.29% 5/7/20, LOC Fannie Mae, VRDN (a)	15,950	15,950
New York - 1.1%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2015 BB3, 0.2% 5/7/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	30,815	30,815
New York Hsg. Fin. Agcy. Rev. (Tribeca Green Hsg. Proj.) Series 2003 A, 0.24% 5/7/20, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,100	6,100
		36,915
North Carolina - 0.4%
Greensboro Combined Enterprise Sys. Rev. Series 2014 A, 0.24% 5/7/20 (Liquidity Facility Bank of America NA), VRDN (a)	2,700	2,700
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.26% 5/7/20, LOC Cr. Industriel et Commercial, VRDN (a)	9,150	9,150
		11,850
Ohio - 1.6%
Allen County Hosp. Facilities Rev. Series 2012 B, 0.28% 5/7/20, VRDN (a)	10,000	10,000
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 0.31% 5/7/20, LOC Northern Trust Co., VRDN (a)	9,975	9,975
Franklin County Hosp. Facilities Rev. Series 2013 B, 0.18% (a)	90	90
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.28% 5/7/20, LOC RBS Citizens NA, VRDN (a)	5,270	5,270
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series E, 0.25% 5/7/20 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)	9,190	9,190
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2016 A, 0.23% 5/7/20 (Liquidity Facility TD Banknorth, NA), VRDN (a)	18,300	18,300
		52,825
Pennsylvania - 0.4%
Allegheny County Indl. Dev. Auth. Rev. Series 2002, 0.28% 5/7/20, LOC RBS Citizens NA, VRDN (a)	4,060	4,060
Chester County Health & Ed. Auth. Rev. 0.34% 5/7/20, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,930	5,930
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 0.35% 5/7/20, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,520	2,520
		12,510
South Carolina - 0.0%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Institute for Bus. and Home Safety Proj.) Series 2009, 0.31% 5/7/20, LOC Truist Bank, VRDN (a)	800	800
Tennessee - 0.0%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.31% 5/7/20, LOC Bank of America NA, VRDN (a)	1,190	1,190
Texas - 2.2%
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2014 C, 0.23% 5/7/20, VRDN (a)	10,600	10,600
Series 2019 F, 0.26% 5/7/20, VRDN (a)	18,000	18,000
Houston Util. Sys. Rev.:
Series 2004 B5, 0.21% 5/7/20, LOC Wells Fargo Bank NA, VRDN (a)	3,500	3,500
Series 2004 B6, 0.21% 5/7/20, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	1,800	1,800
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 0.43% 5/7/20 (Total SA Guaranteed), VRDN (a)	3,000	3,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2010 A, 0.43% 5/7/20 (Total SA Guaranteed), VRDN (a)	6,000	6,000
Series 2012, 0.43% 5/7/20 (Total SA Guaranteed), VRDN (a)	7,400	7,400
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 0.43% 5/7/20 (Total SA Guaranteed), VRDN (a)	4,200	4,200
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.43% 5/7/20 (Total SA Guaranteed), VRDN (a)	11,700	11,700
Texas Gen. Oblig. (Texas Veterans Land Board Proj.) Series 2017, 0.25% 5/7/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	9,000	9,000
		75,200
Utah - 0.2%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.28% 5/7/20, VRDN (a)	6,600	6,600
Wisconsin - 0.0%
Wisconsin Hsg. & Econ. Dev. Auth. Series 2018 E, 0.25% 5/7/20 (Liquidity Facility Fed. Home Ln. Bank Chicago), VRDN (a)	1,200	1,200
Wyoming - 0.5%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.) Series 1992, 0.31% 5/7/20, VRDN (a)	6,200	6,200
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.5% 5/7/20, VRDN (a)	10,230	10,230
		16,430
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $702,285)		702,285

Tender Option Bond - 43.7%
Alabama - 0.0%
Homewood Participating VRDN Series Floaters G 37, 0.26% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,000	1,000
Alaska - 0.2%
Alaska Indl. Dev. & Expt. Auth. Rev. Participating VRDN Series 16 XM 0236, 0.28% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	6,120	6,120
Arizona - 1.0%
Arizona Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 20 46, 0.32% 5/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	3,065	3,065
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 0.26% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	17,100	17,100
Rowan Univ. Participating VRDN Series 2016 XF 2337, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,900	5,900
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series Floaters XF 21 92, 0.32% 5/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	5,245	5,245
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN Series Floaters XF 25 37, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,015	2,015
		33,325
California - 1.1%
California Gen. Oblig. Participating VRDN:
Series Spears DB 80 17, 0.37% 5/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	890	890
Series Spears DB 80 18, 0.37% 5/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	1,300	1,300
Dignity Health Participating VRDN:
Series 17 04, 0.34% 6/11/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	400	400
Series DBE 80 11, 0.44% 5/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	26,900	26,900
Univ. of California Revs. Participating VRDN Series Spears DB 80 20, 0.37% 5/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	8,480	8,480
		37,970
Colorado - 3.1%
Boulder, Larimer & Weld Counties St. Vrain Valley School District # RE-1J Participating VRDN Series Floaters G 57, 0.26% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,100	1,100
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,005	3,005
Colorado Health Facilities Auth. Participating VRDN:
Series XF 08 05, 0.26% 5/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,750	4,750
Series XG 02 51, 0.3% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	3,490	3,490
Series XM 08 29, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,195	2,195
Series XM 08 41, 0.26% 5/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,880	4,880
Series ZF 08 09, 0.3% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	1,200	1,200
Series ZF 08 10:
0.3% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	750	750
0.3% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,000	1,000
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 10 25, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	6,600	6,600
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 0.32% 5/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	2,000	2,000
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Participating VRDN Series Floaters XF 07 25, 0.26% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,250	5,250
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN Series MS 3316, 0.32% 5/7/20 (Liquidity Facility Cr. Suisse AG) (a)(b)(c)	14,030	14,030
Colorado Univ. Co. Hosp. Auth. Rev. Participating VRDN Series EGL 17 0002, 0.25% 5/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	29,600	29,600
CommonSpirit Health Participating VRDN:
Series Floaters XF 10 01, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,560	1,560
Series Floaters XF 10 03, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,250	5,250
Univ. of Colorado Enterprise Sys. Rev.:
Participating VRDN Series Floaters XM 03 85, 0.26% 5/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	9,400	9,400
Participating VRDN Series Putters 15 XM0007, 0.26% 5/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,725	5,725
Weld County School District No. 4 Participating VRDN Series RBC G 58, 0.26% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,700	1,700
		103,485
Connecticut - 1.4%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 YX1002, 0.28% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,600	1,600
Series Floaters 014, 0.37% 6/11/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	7,850	7,850
Series Floaters 016, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	14,700	14,700
Series Floaters G3, 0.26% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,200	2,200
Series XM 07 62, 0.28% 5/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,795	1,795
Connecticut Hsg. Fin. Auth. Participating VRDN Series Floaters ZF 06 54, 0.28% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	3,750	3,750
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 0.4%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(e)	2,100	2,100
Participating VRDN:
Series Floaters YX 10 77, 0.28% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	11,000	11,000
Series ROC II R 14073, 0.23% 5/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	1,000	1,000
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series Floaters XM 03 39, 0.28% 5/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,530	1,530
		47,525
District Of Columbia - 0.6%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 0.32% 5/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	2,850	2,850
District of Columbia Gen. Oblig. Participating VRDN:
Series Floaters G73, 0.26% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,815	2,815
Series Solar 0035, 0.27% 5/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	975	975
District of Columbia Income Tax Rev. Participating VRDN Series XF 23 41, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,000	2,000
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN:
Series XF 08 53, 0.27% 5/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	6,085	6,085
Series XG 02 67, 0.3% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	3,860	3,860
		18,585
Florida - 2.4%
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Floaters YX 10 71, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,580	5,580
Escambia County Health Facilities Auth. Health Facilities Rev. Participating VRDN:
Series XG 02 75, 0.3% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,000	2,000
Series XG 02 81, 0.33% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,130	1,130
Florida Gen. Oblig. Participating VRDN:
Series Floaters XF 06 80, 0.27% 5/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	1,775	1,775
Series Solar 042, 0.25% 5/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	3,135	3,135
Series Solar 2017 37, 0.25% 5/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	980	980
Gainesville Utils. Sys. Rev. Participating VRDN Series YX 11 18, 0.25% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,100	5,100
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 0.52% 6/11/20 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	9,600	9,600
Lee Memorial Health Sys. Hosp. Rev. Participating VRDN Series Floaters XG 02 34, 0.3% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	7,545	7,545
Martin County Health Facilities Participating VRDN Series Floaters XL 01 07, 0.25% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,750	3,750
Miami Beach Resort Tax Rev. Participating VRDN Series 15 XF0260, 0.27% 5/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	8,500	8,500
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 0.35% 5/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	1,520	1,520
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 92, 0.27% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,400	1,400
Miami-Dade County Expressway Auth. Participating VRDN:
Series Floaters XG 02 52, 0.3% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,600	2,600
Series XG 00 99, 0.32% 5/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	4,000	4,000
Miami-Dade County Gen. Oblig. Participating VRDN Series Floaters XM 07 09, 0.27% 5/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,920	1,920
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series XX 11 09, 0.25% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,890	3,890
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 07 82, 0.32% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,700	1,700
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.19% 5/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	6,500	6,500
Pittsburg WTSW Participating VRDN Series XM 00 06, 0.28% 5/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,500	3,500
St. Petersburg Pub. Util. Rev. Bonds Series 00 16, 0.3%, tender 5/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	2,510	2,510
Tampa Health Sys. Rev. Participating VRDN Series Floaters ZF 26 96, 0.32% 5/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,565	2,565
		81,200
Georgia - 2.4%
Brookhaven Dev. Auth. Rev. Participating VRDN:
Series XG 02 44, 0.3% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	3,590	3,590
Series XM 07 51, 0.3% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	9,000	9,000
Series XM 08 25, 0.25% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,750	3,750
Series XX 11 22, 0.25% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,250	2,250
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 0.29% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,700	4,700
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 0.32% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	6,600	6,600
Fayette County Hosp. Auth. Rev. Participating VRDN Series Floaters XF 06 44, 0.32% 5/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,200	5,200
Gainesville & Hall County Hosp. Auth. Rev. Participating VRDN Series XG 02 85, 0.3% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	6,000	6,000
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series XF 08 23, 0.33% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,605	1,605
Series XF 08 30, 0.27% 5/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	6,000	6,000
Series XF 28 47, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	700	700
Series XG 02 56, 0.3% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	5,000	5,000
Series XG 02 57, 0.3% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	1,140	1,140
Series XL 01 18, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	6,785	6,785
Heard County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 105, 0.29% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,600	1,600
Main Street Natural Gas, Inc. Participating VRDN Series Floaters XF 07 51, 0.26% 5/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,725	7,725
Muni. Elec. Auth. of Georgia Participating VRDN Series XG 02 54, 0.3% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	5,100	5,100
Private Colleges & Univs. Auth. Rev. Participating VRDN Series 50 34, 0.22% 5/1/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,915	1,915
		78,660
Hawaii - 0.4%
Eclipse Fdg. Trust Various States Bonds Series 2019, 0.3%, tender 5/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	4,900	4,900
Hawaii Gen. Oblig. Participating VRDN Series Solar 17 0031, 0.27% 5/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,870	1,870
Honolulu City & County Gen. Oblig. Participating VRDN Series Floaters XM 07 18, 0.32% 5/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	3,590	3,590
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.26% 5/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,530	4,530
		14,890
Illinois - 3.5%
Chicago Gen. Oblig. Participating VRDN Series Floaters XL 01 05, 0.28% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,500	4,500
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XF 07 36, 0.26% 5/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,295	2,295
Series Spears DBE 80 22, 0.42% 5/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	3,700	3,700
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	9,700	9,700
City of Chicago Gen. Oblig. Bonds Participating VRDN Series Floaters XF 23 42, 0.28% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	700	700
Cook County Ill Sales Tax Rev. Participating VRDN Series Floaters XF 25 01, 0.22% 5/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	1,146	1,146
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XF0253, 0.26% 5/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,900	3,900
Series 15 XM0050, 0.25% 5/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	4,700	4,700
Series Floaters 017, 0.37% 6/11/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	10,540	10,540
Series XF 07 11, 0.27% 5/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	9,900	9,900
Series XF 23 38, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	6,100	6,100
Illinois Gen. Oblig. Participating VRDN:
Series 15 XF 1006, 0.28% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,900	1,900
Series Floaters XF 10 13, 0.28% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,315	5,315
Series Floaters XF 10 43, 0.28% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,500	1,500
Series Floaters XL 00 54, 0.28% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	12,675	12,675
Series Floaters XX 10 81, 0.28% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,800	3,800
Series Floaters YX 10 72, 0.28% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	10,900	10,900
Series Floaters YX 10 86, 0.28% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,825	1,825
Series XF 10 10, 0.28% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,800	3,800
Series XF 28 41, 0.28% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,450	1,450
Series XM 07 59, 0.41% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	5,225	5,225
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 ZM0118, 0.32% 5/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	3,335	3,335
Series 15 ZM0120, 0.43% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,100	3,100
Series Floaters XF 27 67, 0.27% 5/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,800	4,800
Metropolitan Pier & Exposition Participating VRDN Series XF 10 46, 0.28% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,940	1,940
		118,746
Indiana - 0.3%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 0.35% 5/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	4,900	4,900
Indianapolis Local Pub. Impt. Participating VRDN Series XL 01 20, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,750	3,750
		8,650
Iowa - 0.1%
RIB Floater Trust Various States Participating VRDN Series Floaters 007, 0.27% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,690	3,690
Kansas - 0.3%
Johnson County Unified School District #512 Participating VRDN Series Floaters G 90, 0.26% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,750	4,750
Leavenworth County Unified School District No. 464 Participating VRDN Series XF 08 35, 0.27% 5/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	1,600	1,600
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series Floaters XF 25 43, 0.25% 5/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	3,900	3,900
		10,250
Kentucky - 0.7%
Kentucky Bd Dev. Corp. Indl. Bldg. Participating VRDN Series XX 11 24, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,005	1,005
Kentucky Econ. Dev. Fin. Auth. Participating VRDN:
Series Floaters XF 24 85, 0.22% 5/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	16,420	16,420
Series XM 08 39, 0.26% 5/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,270	2,270
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,300	4,300
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.42%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(e)	700	700
		24,695
Louisiana - 1.6%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.27% 5/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	43,065	43,065
Louisiana Local Govt. Envir. Facilities Participating VRDN Series 2016 XF 2336, 0.25% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	6,060	6,060
Louisiana Pub. Facilities Auth. Lease Participating VRDN Series XG 02 49, 0.31% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	1,875	1,875
New Orleans Wtr. Participating VRDN Series XM 07 35, 0.3% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,500	1,500
		52,500
Maryland - 0.4%
Baltimore County Gen. Oblig. Participating VRDN Series Floaters XF 06 82, 0.27% 5/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	3,470	3,470
Baltimore Proj. Rev.:
Bonds Series Floaters G 28, 0.42%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(e)	700	700
Participating VRDN Series ZF 09 41, 0.26% 5/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,400	1,400
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series Floaters XG 01 77, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,850	1,850
Series XF 10 21, 0.35% 5/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	6,000	6,000
		13,420
Massachusetts - 1.5%
Massachusetts Gen. Oblig. Bonds:
Series Clipper 09 67, 0.4%, tender 8/20/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(e)	40,235	40,235
Series Clipper 09 69, 0.4%, tender 8/27/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(e)	8,204	8,204
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 0.4%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(e)	200	200
		48,639
Michigan - 0.7%
Michigan Bldg. Auth. Rev. Participating VRDN Series Floaters ZF 26 40, 0.32% 5/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	3,065	3,065
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 0.27% 5/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,100	2,100
Series Floaters XG 01 58, 0.28% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,175	2,175
Series Floaters ZF 28 25, 0.3% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	700	700
Series XM 04 72, 0.25% 5/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	3,750	3,750
Series XM 07 48, 0.39% 5/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,200	2,200
Series XX 1043, 0.25% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,510	5,510
Michigan State Univ. Revs. Participating VRDN Series Floaters E 127, 0.25% 5/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,435	4,435
		23,935
Mississippi - 0.3%
Mississippi Gen. Oblig. Participating VRDN:
Series Floaters G67, 0.26% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,750	1,750
Series ROC II-R 11987, 0.26% 5/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	8,000	8,000
		9,750
Missouri - 2.0%
Deutsche Bank Spears/Lifers Trust Participating VRDN Series Floaters XF 10 15, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	9,000	9,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series E-94, 0.26% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	11,900	11,900
Series Floaters XG 01 57, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	10,620	10,620
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 0.29% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	11,600	11,600
Missouri Health & Edl. Facilities Rev. Participating VRDN:
Series Floaters XF 07 63, 0.3% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,600	1,600
Series Floaters XG 01 84, 0.27% 5/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	1,100	1,100
Missouri Health and Edl. Facilities Rev. Participating VRDN:
Series Floaters 14, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	7,610	7,610
Series Floaters 17 010, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	9,060	9,060
Series Floaters C17, 0.27% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,560	3,560
		66,050
Nevada - 0.8%
Clark County Fuel Tax Participating VRDN:
Series Floaters XM 28 19, 0.25% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,000	5,000
Series Floaters ZF 27 33, 0.32% 5/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	9,300	9,300
Series Floaters ZM 06 33, 0.26% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,100	4,100
Series Floaters ZM 06 39, 0.26% 5/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,400	1,400
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series 16 ZF0382, 0.27% 5/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	7,190	7,190
		26,990
New Jersey - 0.9%
New Jersey Econ. Dev. Auth. Participating VRDN Series XF 28 53, 0.25% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	5,470	5,470
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters XF 25 25, 0.25% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	9,300	9,300
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters 012, 0.37% 6/11/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	6,155	6,155
Series XG 02 60, 0.29% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	5,010	5,010
Series XG 02 61, 0.29% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,800	2,800
New Jersey Trans. Trust Fund Auth. Participating VRDN Series Floaters XX 10 93, 0.25% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,000	2,000
		30,735
New York - 0.5%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series Floaters E 129, 0.26% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	8,600	8,600
New York City Transitional Fin. Auth. Rev. Participating VRDN Series ROC II R 11994, 0.25% 5/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	4,000	4,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series RBC E 126, 0.26% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,900	3,900
		16,500
New York And New Jersey - 0.2%
New York and New Jersey Port Auth. Rev. Participating VRDN Series ZF 02 71, 0.26% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,900	1,900
Port Auth. of New York & New Jersey Participating VRDN:
Series Floaters XM 05 05, 0.25% 5/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	4,560	4,560
Series Floaters ZF 26 87, 0.23% 5/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	1,000	1,000
		7,460
North Carolina - 1.4%
Charlotte Gen. Oblig. Participating VRDN Series Floaters XL 00 47, 0.28% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	6,790	6,790
Charlotte Int'l. Arpt. Rev. Participating VRDN Series Floaters XG 02 07, 0.28% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,900	1,900
City of Charlotte Wtr. Swr. Sys. Rev. Participating VRDN Series XL 00 12, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	7,000	7,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series MS 15 XF2165, 0.32% 5/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	6,600	6,600
North Carolina Gen. Oblig. Bonds Series 008, 0.3%, tender 5/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	3,200	3,200
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series Floaters YX 10 88, 0.25% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,085	3,085
Series Floaters ZM 05 63, 0.26% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,155	3,155
North Carolina Ltd. Oblig. Participating VRDN Series ROC 14089, 0.25% 5/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	7,400	7,400
North Carolina Med. Care Commission Participating VRDN Series XM 02 98, 0.26% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,735	2,735
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN:
Series Floaters XM 04 44, 0.25% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,900	3,900
Series XF 08 85, 0.3% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,700	1,700
		47,465
North Dakota - 0.4%
North Dakota Hsg. Fin. Agcy. Rev. Participating VRDN Series RBC E58, 0.26% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	14,695	14,695
Ohio - 1.2%
Allen County Hosp. Facilities Rev. Participating VRDN:
Series Floaters E 134, 0.26% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,600	2,600
Series Floaters XF 25 16, 0.32% 5/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	1,300	1,300
Berea Ohio City School District Participating VRDN Series RBC G 54, 0.26% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,600	1,600
Cleveland Wtr. Rev. Participating VRDN Series Floaters E 119, 0.26% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	7,400	7,400
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 0.37% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	600	600
Erie County Hosp. Facilities Rev. Participating VRDN Series BAML 5019, 0.3% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	8,065	8,065
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 0.37% 6/11/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,765	2,765
Montgomery County Hosp. Rev. Participating VRDN:
Series Floaters E 132, 0.26% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	10,700	10,700
Series XX 11 33, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,430	1,430
Ohio Hosp. Rev. Participating VRDN Series 002, 0.37% 6/11/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,195	2,195
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.42%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(e)	700	700
Univ. of Cincinnati Gen. Receipts Participating VRDN Series Floaters ZM 06 46, 0.25% 5/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	1,400	1,400
		40,755
Oklahoma - 0.4%
Edmond Pub. Works Auth. Sales Tax & Util. Sys. Rev. Participating VRDN Series Floaters XM 05 59, 0.22% 5/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	3,100	3,100
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XG 02 10, 0.3% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	3,200	3,200
Series Floaters XX 10 96, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	7,000	7,000
		13,300
Oregon - 0.2%
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 0.25% 5/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	3,400	3,400
Salem Hosp. Facility Auth. Rev. Participating VRDN Series XM 08 13, 0.28% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	500	500
Tigard-Tualatin School District No. 23J Participating VRDN Series Floaters G69, 0.26% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,700	1,700
		5,600
Pennsylvania - 2.3%
Allegheny County Participating VRDN Series Floaters XM 06 63, 0.39% 5/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	1,400	1,400
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series Floaters E72, 0.39%, tender 9/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(e)	29,885	29,885
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN:
Series Floaters 2019 003, 0.37% 6/11/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,855	2,855
Series ZF 08 33, 0.29% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	5,670	5,670
Series ZF 08 34, 0.29% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,300	2,300
Pennsylvania Gen. Oblig. Participating VRDN Series Floaters ZF 06 71, 0.28% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,000	2,000
Pennsylvania Tpk. Commission Registration Fee Rev. Participating VRDN:
Series Putters 5024, 0.22% 5/1/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(d)	14,100	14,100
Series Putters 5025, 0.22% 5/1/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	10,705	10,705
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN:
Series DBE 8032, 0.47% 5/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	1,200	1,200
Series XX 10 44, 0.25% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,000	2,000
Philadelphia Auth. for Indl. Dev. Participating VRDN:
Series Putters 14 XM0005, 0.26% 5/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(d)	800	800
Series XG 02 53, 0.3% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,200	1,200
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series XF 10 58, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,500	2,500
		76,615
Rhode Island - 0.0%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Participating VRDN Series Floaters XM 07 21, 0.25% 5/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	1,500	1,500
South Carolina - 1.6%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series 2016 21, 0.27% 5/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	3,270	3,270
Lancaster County School District Participating VRDN Series Solar 17 21, 0.27% 5/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,345	1,345
Lexington County School District #1 Bonds Series Solar 13, 0.3%, tender 5/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,195	1,195
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Participating VRDN Series XF 09 30, 0.37% 5/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,720	3,720
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	31,580	31,580
Series Floaters XG 01 49, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	9,875	9,875
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.42%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(e)	1,000	1,000
		51,985
Tennessee - 0.4%
Greeneville Health & Edl. Facilities Board Participating VRDN:
Series Floaters XF 25 76, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,200	2,200
Series Floaters XG 01 94, 0.27% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,100	3,100
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN:
Series Floaters XG 01 45, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,500	3,500
Series Floaters XL 00 62, 0.28% 5/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	1,000	1,000
Vanderbilt Hosp. Participating VRDN 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,400	2,400
		12,200
Texas - 4.2%
Aldine Independent School District Participating VRDN Series Floaters XL 00 87, 0.25% 5/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	3,400	3,400
Brazos County Health Facilities Dev. Corp. Participating VRDN Series BAML 50 21, 0.38% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,440	1,440
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series YX 11 32, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,600	3,600
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Floaters ZF 26 97, 0.19% 5/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	6,000	6,000
El Paso Independent School District Participating VRDN Series Solar 17 01, 0.27% 5/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	4,830	4,830
Galena Park Independent School District Bonds Series 00 15, 0.3%, tender 5/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	4,625	4,625
Harris County Gen. Oblig. Bonds Series Clipper 09 73, 0.4%, tender 8/20/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(e)	6,300	6,300
Harris County Metropolitan Trans. Auth. Participating VRDN:
Series 16 ZM0164, 0.26% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,000	4,000
Series XX 10 09, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	7,660	7,660
Hays Consolidated Independent School District Participating VRDN Series Solar 0050, 0.19% 5/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	4,585	4,585
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 0.28% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	4,905	4,905
Lamar Consolidated Independent School District Participating VRDN Series Floaters G 18, 0.26% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,900	2,900
Lower Colorado River Auth. Rev. Participating VRDN Series E 139, 0.26% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,375	2,375
Midlothian Independent School District Participating VRDN Series Floaters ZM 06 02, 0.19% 5/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	3,600	3,600
North East Texas Independent School District Participating VRDN Series G 108, 0.26% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,750	4,750
North Ft. Bend Wtr. Auth. Participating VRDN Series XF 08 16, 0.32% 5/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,200	1,200
North Texas Tollway Auth. Rev. Bonds Series G-112, 0.42%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(e)	1,600	1,600
Parker County Participating VRDN Series Floaters G 38, 0.26% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,000	4,000
San Antonio Gen. Oblig. Participating VRDN Series Floaters ZF 25 71, 0.32% 5/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	3,500	3,500
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0410, 0.26% 5/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,000	5,000
Series 16 XF0411, 0.27% 5/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,725	2,725
Series 16 ZF 0282, 0.27% 5/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	1,350	1,350
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN:
Series Floaters XM 04 02, 0.32% 5/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	5,000	5,000
Series Floaters XM 06 98, 0.26% 5/7/20 (Liquidity Facility Cr. Suisse AG) (a)(b)(c)	1,800	1,800
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series MS 3388, 0.32% 5/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	5,000	5,000
Texas A&M Univ. Rev. Participating VRDN Series Floaters XM 04 43, 0.25% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	14,530	14,530
Texas Gen. Oblig. Participating VRDN Series Floaters G 65, 0.26% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,050	4,050
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series Floaters XF 06 61, 0.26% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,750	3,750
Texas Wtr. Dev. Board Rev. Participating VRDN:
Series Floaters XF 07 13, 0.27% 5/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	2,240	2,240
Series Floaters XF 27 30, 0.26% 5/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,200	5,200
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series ZM0172, 0.26% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	7,530	7,530
Wells Fargo Stage Trs Var States Participating VRDN Series Floaters XF 23 21, 0.25% 5/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	2,600	2,600
Whitehouse Independent School District Participating VRDN Series Floaters G10, 0.26% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,050	2,050
Williamson County Gen. Oblig. Participating VRDN Series Floaters G70, 0.26% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,600	3,600
		141,695
Virginia - 1.8%
Fairfax County Indl. Dev. Auth. Participating VRDN Series Floaters XG 01 91, 0.32% 5/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	11,600	11,600
Loudoun County Gen. Oblig. Participating VRDN Series Solar 2017 38, 0.27% 5/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,090	1,090
Lynchburg Econ. Dev. Participating VRDN Series Floaters XG 01 47, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,585	1,585
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 17 0005, 0.25% 5/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	40,175	40,175
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series Floaters XF 06 59, 0.26% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,635	2,635
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.42%, tender 8/3/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(e)	1,300	1,300
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series XF 09 26, 0.37% 5/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,255	1,255
Series ZF 09 16, 0.37% 5/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,705	1,705
		61,345
Washington - 2.4%
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series ZF 09 02, 0.27% 5/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	2,400	2,400
CommonSpirit Health Participating VRDN Series XF 1017, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	7,800	7,800
King & Snohomish Counties School District #417 Northshore Participating VRDN Series Floaters G 83, 0.26% 5/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,200	2,200
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 0.25% 5/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	38,165	38,165
Series ROC II R 11962, 0.26% 5/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,745	2,745
Washington Convention Ctr. Pub. Facilities Participating VRDN Series XX 11 26, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,500	1,500
Washington Gen. Oblig. Participating VRDN:
Series ROC II R 14074, 0.19% 5/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	4,100	4,100
Series XF 0294, 0.26% 5/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,000	6,000
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0148, 0.28% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,030	1,030
Series 2015 XF0150, 0.28% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	5,100	5,100
Series Floaters XF 24 92, 0.22% 5/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	3,750	3,750
Series XX 11 06, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,940	2,940
Washington Higher Ed. Facilities Auth. Rev. Participating VRDN Series XG 02 74, 0.3% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,400	1,400
		79,130
West Virginia - 0.0%
Morgantown Combined Util. Sys. Rev. Participating VRDN Series Floaters ZF 06 72, 0.3% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,475	1,475
Wisconsin - 1.0%
Agnesian Healthcare Participating VRDN Series Floaters XF 24 83, 0.26% 5/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,160	2,160
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XF 07 41, 0.26% 5/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,320	2,320
Series Floaters XF 25 83, 0.32% 5/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,000	4,000
Series Floaters XG 00 72, 0.35% 5/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	3,000	3,000
Series Floaters XG 02 40, 0.29% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,860	1,860
Series Floaters ZF 26 36, 0.32% 5/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	3,635	3,635
Series XF 22 24, 0.32% 5/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,500	4,500
Series ZF 08 77, 0.3% 5/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	940	940
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 2015 ZF0216, 0.26% 5/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,500	2,500
Series Floaters 3184, 0.32% 5/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,084	4,084
Series ROC II R 14065, 0.26% 5/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,200	3,200
		32,199
TOTAL TENDER OPTION BOND
(Cost $1,464,729)		1,464,729

Other Municipal Security - 33.0%
Alabama - 0.4%
Huntsville Health Care Auth. Rev. Series 2020:
0.45% 6/4/20, CP	6,700	6,700
1.03% 5/21/20, CP	1,000	1,000
1.08% 5/7/20, CP	4,300	4,300
1.09% 5/21/20, CP	1,000	1,000
		13,000
Arizona - 0.1%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.91% 6/2/20, CP	4,200	4,200
California - 1.8%
California Gen. Oblig. Bonds:
Series 2017, 5% 11/1/20	15,530	15,848
Series 2020, 2% 3/1/21	6,800	6,877
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 0.32%, tender (a)(f)	26,300	26,300
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 0.32%, tender (a)(f)	10,180	10,180
		59,205
Colorado - 0.7%
Colorado Ed. Ln. Prog. TRAN:
Series 2019 A, 3% 6/29/20	7,910	7,938
Series 2019 B:
1.5% 6/29/20	3,100	3,104
5% 6/29/20	5,200	5,235
1.75% 6/29/20	1,675	1,677
Colorado Gen. Fdg. Rev. TRAN Series 2019:
3% 6/26/20	700	702
5% 6/26/20	4,355	4,378
		23,034
Connecticut - 0.5%
Bethel Gen. Oblig. BAN Series 2020, 2% 7/24/20	5,600	5,611
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
Series 2010 A, 1.8%, tender 2/9/21 (a)	1,000	1,011
Series 2017 B, 5%, tender 7/1/20 (a)	2,300	2,316
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2016 A, 5% 9/1/20	1,300	1,319
Greenwich Gen. Oblig. BAN Series 2020, 1.5% 1/14/21	2,200	2,202
Tolland Gen. Oblig. BAN Series 2019, 2% 9/17/20	4,370	4,382
		16,841
District Of Columbia - 0.1%
District of Columbia Rev. Bonds Series 2000, 0.4% tender 5/18/20, LOC JPMorgan Chase Bank, CP mode	2,700	2,700
Florida - 2.5%
Broward County School District TAN Series 2019, 3% 6/30/20	1,300	1,304
Florida Local Govt. Fin. Cmnty. Series 2020:
1.2% 5/1/20, LOC JPMorgan Chase Bank, CP	2,340	2,340
1.5% 6/2/20, LOC JPMorgan Chase Bank, CP	2,300	2,300
Jacksonville Gen. Oblig. Series A, 1.1% 7/7/20, LOC Bank of America NA, CP	2,900	2,900
Miami-Dade County Aviation Rev. Bonds Series 2010 A1:
5.25% 10/1/20 (Pre-Refunded to 10/1/20 @ 100)	275	280
5.5% 10/1/20 (Pre-Refunded to 10/1/20 @ 100)	1,580	1,612
Orlando & Orange County Expressway Auth. Rev. Bonds Series 2010 C, 5% 7/1/20 (Pre-Refunded to 7/1/20 @ 100)	1,400	1,409
Palm Beach County School District TAN Series 2019, 2.25% 8/28/20	24,600	24,675
Pinellas County School District TAN Series 2019, 2.25% 6/30/20	8,060	8,073
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 0.52%, tender 11/27/20 (a)(f)	4,300	4,300
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 0.47%, tender 11/27/20 (a)(f)	17,300	17,300
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 0.52%, tender 11/27/20 (a)(f)	16,400	16,400
		82,893
Georgia - 2.7%
Atlanta Arpt. Rev.:
Series J1, 0.4% 5/15/20, LOC Bank of America NA, CP	3,200	3,200
Series K1, 1.15% 7/13/20, LOC PNC Bank NA, CP	11,709	11,709
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 0.34%, tender 8/3/20 (Liquidity Facility Royal Bank of Canada) (a)(f)	28,570	28,570
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 0.34%, tender 8/3/20 (Liquidity Facility Royal Bank of Canada) (a)(f)	46,590	46,590
		90,069
Idaho - 0.2%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 1.05%, tender 5/1/20 (a)	7,000	7,000
Illinois - 1.2%
Chicago O'Hare Int'l. Arpt. Rev. Bonds Series 2011 A, 5.75% 1/1/21 (Pre-Refunded to 1/1/21 @ 100)	1,000	1,032
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 0.52%, tender 11/27/20 (a)(f)	10,550	10,550
Series 2020:
1.06% tender 6/17/20, CP mode	4,400	4,400
1.08% tender 7/9/20, CP mode	12,800	12,800
Series H, 1.18% tender 6/4/20, CP mode	11,300	11,300
		40,082
Kansas - 0.2%
Wichita Gen. Oblig. BAN Series 2020, 2.25% 10/15/20	5,200	5,218
Kentucky - 1.9%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.45% tender 5/7/20, CP mode	2,300	2,300
Kentucky Asset/Liability Commission Gen. Fund Rev. TRAN Series 2019 A, 3% 6/25/20	52,700	52,833
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Bonds:
Series 2010 A, 6.5% 6/1/20 (Pre-Refunded to 6/1/20 @ 100)	3,025	3,039
Series 2012 A, 6.375% 6/1/20 (Pre-Refunded to 6/1/20 @ 100)	4,900	4,923
		63,095
Louisiana - 0.4%
Louisiana Local Govt. Envir. Facilities Bonds:
(LCTCS Facilities Corp. Proj.) Series 2010, 5% 10/1/20 (Pre-Refunded to 10/1/20 @ 100)	1,200	1,221
(Woman's Hosp. Foundation Proj.) Series 2010 A, 6% 10/1/20 (Pre-Refunded to 10/1/20 @ 100)	3,700	3,780
Louisiana Pub. Facilities Auth. Rev. Bonds (Ochsner Clinic Foundation) Series 2011:
6.25% 5/15/21 (Pre-Refunded to 5/15/21 @ 100)	2,500	2,641
6.5% 5/15/21 (Pre-Refunded to 5/15/21 @ 100)	2,420	2,563
6.75% 5/15/21 (Pre-Refunded to 5/15/21 @ 100)	2,000	2,123
		12,328
Maryland - 1.2%
Baltimore County Gen. Oblig. BAN Series 2020, 4% 3/22/21	7,000	7,173
Maryland Gen. Oblig. Bonds Series A, 5% 3/1/21	31,755	32,710
		39,883
Massachusetts - 0.9%
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds Series H1, 1.28% tender 6/2/20, CP mode	16,900	16,900
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 2020, 0.4% tender 5/12/20, CP mode	3,200	3,200
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 1999, 1.14% 8/13/20, LOC State Street Bank & Trust Co., Boston, CP	10,350	10,350
		30,450
Michigan - 0.3%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 0.47%, tender 11/27/20 (a)(f)	7,785	7,785
Michigan Hosp. Fin. Auth. Rev. Bonds Series 2012 A, 5% 6/1/20	1,400	1,404
Michigan State Univ. Revs. Bonds Series 2019 C, 4% 8/15/20	1,220	1,230
		10,419
Minnesota - 0.1%
Minnesota Gen. Oblig. Bonds Series 2010 A:
5% 8/1/20 (Pre-Refunded to 8/1/20 @ 100)	1,400	1,413
5% 8/1/20 (Pre-Refunded to 8/1/20 @ 100)	2,300	2,324
		3,737
Mississippi - 0.4%
Mississippi Hosp. Equip. & Facilities Auth. Bonds Series III, 1.35% tender 6/3/20, CP mode	11,935	11,935
Missouri - 0.2%
Curators of the Univ. of Missouri Series A:
0.9% 6/5/20, CP	600	600
1.13% 5/21/20, CP	1,500	1,500
Kirkwood Indl. Dev. Retirement Commission Bonds (Aberdeen Heights Proj.) Series 2010 A:
8% 5/15/20 (Pre-Refunded to 5/15/20 @ 100)	2,800	2,807
8.25% 5/15/20 (Pre-Refunded to 5/15/20 @ 100)	1,400	1,404
		6,311
Nebraska - 1.1%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4% 8/1/20 (Royal Bank of Canada Guaranteed)	845	850
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.63% 7/8/20, CP	1,100	1,100
1.19% 6/1/20, CP	4,600	4,600
1.19% 6/10/20, CP	3,300	3,300
1.3% 8/4/20, CP	14,000	14,000
1.3% 8/5/20, CP	14,370	14,370
		38,220
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series 1990 B, 1.45% tender 6/11/20, CP mode	4,200	4,200
New Jersey - 0.8%
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2019 C1, 3% 11/20/20	12,700	12,822
Camden County BAN Series 2019 A, 2% 10/21/20	7,200	7,226
Fort Lee Gen. Oblig. BAN Series 2019 A, 2.25% 11/6/20	3,900	3,920
Hudson County Impt. Auth. Rev. BAN Series 2019 C, 2.5% 9/18/20 (Hudson County Gen. Oblig. Guaranteed)	782	785
Montgomery Township Gen. Oblig. BAN Series 2019, 2% 8/28/20	1,543	1,547
New Jersey Econ. Dev. Auth. Rev. Bonds Series 2012 II, 5% 3/1/21 (Escrowed to Maturity)	1,300	1,345
		27,645
New York - 0.3%
New York Dorm. Auth. Sales Tax Rev. Bonds Series 2015 A, 5% 3/15/21	4,600	4,769
New York Pwr. Auth. Series 1, 1.05% 5/7/20, CP	2,700	2,700
New York Urban Dev. Corp. Rev. Bonds Series 2016 A, 5% 3/15/21	2,000	2,060
		9,529
New York And New Jersey - 0.7%
Port Auth. of New York & New Jersey Series B:
0.8% 8/5/20, CP	3,200	3,200
0.8% 8/12/20, CP	3,200	3,200
0.8% 8/19/20, CP	17,055	17,055
1.2% 7/8/20, CP	1,200	1,200
		24,655
Ohio - 0.8%
Avon Local School District BAN Series 2019, 2% 9/30/20	1,800	1,805
Belmont County BAN Series 2019, 2% 8/27/20	1,000	1,002
East Knox Local School District BAN Series 2019, 2.375% 6/11/20	1,100	1,101
Fairborn Gen. Oblig. BAN Series 2020 B, 2% 3/18/21	528	533
Franklin County Rev. Bonds Series 2013 OH, 1.05%, tender 5/1/20 (a)	13,750	13,750
Hudson City Gen. Oblig. BAN Series 2019, 2% 12/18/20	2,300	2,311
Mason Gen. Oblig. BAN Series 2019, 2.75% 5/14/20	2,000	2,001
Moraine BAN Series 2019, 2.5% 6/25/20	1,500	1,502
Southwest Local School District BAN Series 2019, 2% 11/12/20 (Ohio Gen. Oblig. Guaranteed)	1,800	1,807
Union Township Clermont County Gen. Oblig. BAN Series 2019, 2.25% 9/2/20 (Ohio Gen. Oblig. Guaranteed)	1,100	1,103
Village of Obetz BAN Series 2020, 1.2% 2/4/21	1,000	1,000
		27,915
Oklahoma - 0.2%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A, 0.45% 6/1/20 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	500	500
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, SIFMA Municipal Swap Index + 0.350% 0.57%, tender 10/15/20 (a)(f)	7,470	7,470
		7,970
Pennsylvania - 0.1%
Montgomery County Indl. Dev. Auth. Rev. Bonds (New Reg'l. Med. Ctr. Proj.) Series 2010, 5% 8/1/20 (Pre-Refunded to 8/1/20 @ 100)	700	708
Pennsylvania Gen. Oblig. Bonds Series 2014 1, 5% 7/1/20	4,200	4,231
		4,939
Tennessee - 2.1%
Memphis Gen. Oblig. Series A, 0.98% 5/20/20 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	13,700	13,700
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series A:
3% 6/17/20, LOC State Street Bank & Trust Co., Boston, CP	10,100	10,100
3.35% 5/13/20, LOC State Street Bank & Trust Co., Boston, CP	40,200	40,200
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series B2, 1.1% 6/17/20 (Liquidity Facility MUFG Union Bank NA), CP	1,600	1,600
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B, 1.55%, tender 11/3/20 (a)	3,200	3,204
		68,804
Texas - 10.2%
Austin Elec. Util. Sys. Rev. Series A:
0.92% 6/2/20 (Liquidity Facility JPMorgan Chase Bank), CP	5,895	5,895
1.18% 6/2/20 (Liquidity Facility JPMorgan Chase Bank), CP	2,100	2,100
Brownsville Util. Sys. Rev. Series A, 1.29% 5/5/20, LOC Bank of America NA, CP	1,500	1,500
Garland Util. Sys. Rev. Series 2018:
0.45% 6/16/20, LOC Bank of America NA, CP	2,500	2,500
1.08% 5/6/20, LOC Bank of America NA, CP	1,850	1,850
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, SIFMA Municipal Swap Index + 0.200% 0.42%, tender 11/27/20 (a)(f)	13,200	13,200
Series 2016 B3, 1.22% tender 5/4/20, CP mode	13,100	13,100
Harris County Gen. Oblig.:
Series D, 0.4% 5/18/20 (Liquidity Facility JPMorgan Chase Bank), CP	200	200
Series D2, 1.3% 6/3/20 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	10,625	10,625
Harris County Metropolitan Trans. Auth. Series A1:
0.67% 6/25/20 (Liquidity Facility JPMorgan Chase Bank), CP	5,200	5,200
0.95% 7/8/20 (Liquidity Facility JPMorgan Chase Bank), CP	8,650	8,650
1.2% 6/3/20 (Liquidity Facility JPMorgan Chase Bank), CP	9,500	9,500
Houston Gen. Oblig. Series E1, 1.37% 6/11/20, LOC Citibank NA, CP	1,000	1,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A, 1.45% 7/1/20, CP	2,200	2,200
Houston Util. Sys. Rev.:
Series B3, 1.2% 5/1/20, LOC Sumitomo Mitsui Banking Corp., CP	4,000	4,000
Series B4, 1.05% 5/28/20, LOC PNC Bank NA, CP	7,000	7,000
Katy Independent School District Bonds Series 2020, 5% 2/15/21 (Permanent School Fund of Texas Guaranteed) (g)	1,500	1,546
Lower Colorado River Auth. Rev.:
Series 2020:
0.45% 6/10/20, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,800	3,800
0.7% 5/14/20, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,100	2,100
Series B:
1.23% 6/10/20, LOC State Street Bank & Trust Co., Boston, CP	3,300	3,300
1.26% 6/10/20, LOC State Street Bank & Trust Co., Boston, CP	700	700
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 0.52%, tender 11/27/20 (a)(f)	9,900	9,900
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 0.52%, tender 11/27/20 (a)(f)	11,600	11,600
Texas A&M Univ. Rev. Series B:
1.05% 6/2/20, CP	25,000	25,000
1.2% 6/5/20, CP	3,700	3,700
1.25% 5/12/20, CP	14,100	14,100
Texas Gen. Oblig.:
Bonds Series 2014, 5% 4/1/21	2,500	2,588
TRAN Series 2019, 4% 8/27/20	152,285	153,646
Texas State Univ. Sys. Fing. Rev. Bonds Series 2011, 5% 3/15/21 (Pre-Refunded to 3/15/21 @ 100)	5,100	5,288
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2014 A, 5% 4/1/21	5,615	5,805
Univ. of Texas Board of Regents Sys. Rev. Series A:
0.6% 6/11/20 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000	5,000
1.35% 8/11/20 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,570	3,570
Univ. of Texas Permanent Univ. Fund Rev. Series A, 0.6% 6/11/20, CP	3,000	3,000
		343,163
Virginia - 0.2%
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.9% 6/2/20, CP	7,500	7,500
Washington - 0.0%
Washington Gen. Oblig. Bonds Series R 2020 C, 5% 1/1/21	1,500	1,541
Wisconsin - 0.6%
Madison Metropolitan School District TRAN Series 2019, 2.25% 9/4/20	14,500	14,546
Wisconsin Clean Wtr. Rev. Bonds Series 2010, 5% 6/1/20 (Pre-Refunded to 6/1/20 @ 100)	2,500	2,509
Wisconsin Gen. Oblig. Bonds Series B, 4.5% 5/1/21 (Pre-Refunded to 5/1/21 @ 100)	1,000	1,037
Wisconsin Health & Edl. Facilities Bonds Series 2016 A, 5% 11/15/20	1,110	1,133
		19,225
TOTAL OTHER MUNICIPAL SECURITY
(Cost $1,107,706)		1,107,706
	Shares (000s)	Value (000s)

Investment Company - 1.2%
Fidelity Tax-Free Cash Central Fund .15% (h)(i)
(Cost $39,671)	39,663	39,671
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $3,314,391)		3,314,391
NET OTHER ASSETS (LIABILITIES) - 1.1%		38,521
NET ASSETS - 100%		$3,352,912

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Coupon rates are determined by re-marketing agents based on current market conditions.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,935,000 or 1.0% of net assets.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $92,924,000 or 2.8% of net assets.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series Floaters E72, 0.39%, tender 9/1/20 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 1/19/18	$29,885
Baltimore Proj. Rev. Bonds Series Floaters G 28, 0.42%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada)	7/12/18	$700
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.4%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19 - 4/16/20	$2,100
Harris County Gen. Oblig. Bonds Series Clipper 09 73, 0.4%, tender 8/20/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	6/15/16 - 10/16/18	$6,300
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.42%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada)	2/6/20	$700
Massachusetts Gen. Oblig. Bonds Series Clipper 09 67, 0.4%, tender 8/20/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	10/12/16 - 10/16/18	$40,235
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.4%, tender 8/27/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16 - 11/6/19	$8,204
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 0.4%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada)	11/26/19	$200
North Texas Tollway Auth. Rev. Bonds Series G-112, 0.42%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada)	6/6/19	$1,600
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.42%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada)	7/12/18	$700
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.42%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19 - 11/6/19	$1,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.42%, tender 8/3/20 (Liquidity Facility Royal Bank of Canada)	8/2/18	$1,300

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$345
Total	$345

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Tax-Exempt Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,274,720)	$3,274,720
Fidelity Central Funds (cost $39,671)	39,671
Total Investment in Securities (cost $3,314,391)		$3,314,391
Cash		2,321
Receivable for investments sold		111,150
Receivable for fund shares sold		8,130
Interest receivable		16,610
Distributions receivable from Fidelity Central Funds		4
Prepaid expenses		2
Receivable from investment adviser for expense reductions		98
Other receivables		75
Total assets		3,452,781
Liabilities
Payable for investments purchased
Regular delivery	$90,721
Delayed delivery	1,546
Payable for fund shares redeemed	6,177
Distributions payable	150
Accrued management fee	693
Distribution and service plan fees payable	23
Other affiliated payables	448
Other payables and accrued expenses	111
Total liabilities		99,869
Net Assets		$3,352,912
Net Assets consist of:
Paid in capital		$3,354,687
Total accumulated earnings (loss)		(1,775)
Net Assets		$3,352,912
Net Asset Value and Maximum Offering Price
Capital Reserves Class:
Net Asset Value, offering price and redemption price per share ($50,822 ÷ 50,762 shares)		$1.00
Daily Money Class:
Net Asset Value, offering price and redemption price per share ($66,447 ÷ 66,368 shares)		$1.00
Fidelity Tax-Exempt Money Market Fund:
Net Asset Value, offering price and redemption price per share ($1,630,796 ÷ 1,628,846 shares)		$1.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($1,604,847 ÷ 1,602,926 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2020 (Unaudited)
Investment Income
Interest		$22,913
Income from Fidelity Central Funds		344
Total income		23,257
Expenses
Management fee	$4,234
Transfer agent fees	2,619
Distribution and service plan fees	214
Accounting fees and expenses	152
Custodian fees and expenses	14
Independent trustees' fees and expenses	6
Registration fees	109
Audit	19
Legal	4
Miscellaneous	6
Total expenses before reductions	7,377
Expense reductions	(508)
Total expenses after reductions		6,869
Net investment income (loss)		16,388
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	204
Fidelity Central Funds	6
Capital gain distributions from Fidelity Central Funds	1
Total net realized gain (loss)		211
Net increase in net assets resulting from operations		$16,599

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,388	$45,993
Net realized gain (loss)	211	515
Net increase in net assets resulting from operations	16,599	46,508
Distributions to shareholders	(18,577)	(45,991)
Share transactions - net increase (decrease)	(185,944)	(364,498)
Total increase (decrease) in net assets	(187,922)	(363,981)
Net Assets
Beginning of period	3,540,834	3,904,815
End of period	$3,352,912	$3,540,834

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Tax-Exempt Money Market Fund Capital Reserves Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.007	.004	–A	–A	–A
Net realized and unrealized gain (loss)	.001	–A	–A	–A	.001	–A
Total from investment operations	.003	.007	.004	–A	.001	–A
Distributions from net investment income	(.002)	(.007)	(.004)	–A	–A	–A
Distributions from net realized gain	(.001)	–	–A	–	(.001)	–A
Total distributions	(.003)	(.007)	(.004)	–A	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.29%	.68%	.44%	.01%	.10%	.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.97%F	.97%	.97%	.96%	.97%	.99%
Expenses net of fee waivers, if any	.92%F	.95%	.95%	.81%	.23%	.06%
Expenses net of all reductions	.92%F	.95%	.95%	.81%	.23%	.06%
Net investment income (loss)	.46%F	.68%	.43%	.01%	.07%	.01%
Supplemental Data
Net assets, end of period (in millions)	$51	$53	$64	$84	$116	$418

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Tax-Exempt Money Market Fund Daily Money Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.009	.007	.001	–A	–A
Net realized and unrealized gain (loss)	–A	–A	–A	–A	.001	–A
Total from investment operations	.004	.009	.007	.001	.001	–A
Distributions from net investment income	(.004)	(.009)	(.007)	(.001)	–A	–A
Distributions from net realized gain	–A	–	–A	–A	(.001)	–A
Total distributions	(.004)	(.009)	(.007)	(.001)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.40%	.94%	.69%	.14%	.10%	.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.72%F	.72%	.72%	.71%	.72%	.73%
Expenses net of fee waivers, if any	.69%F	.70%	.70%	.69%	.26%	.06%
Expenses net of all reductions	.69%F	.70%	.70%	.69%	.26%	.06%
Net investment income (loss)	.69%F	.94%	.68%	.13%	.04%	.01%
Supplemental Data
Net assets, end of period (in millions)	$66	$70	$85	$117	$157	$364

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Tax-Exempt Money Market Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.005	.012	.009	.004	.001	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.005	.012	.009	.004	.001	–A
Distributions from net investment income	(.005)	(.012)	(.009)	(.004)	(.001)	–A
Distributions from net realized gain	–A	–	–A	–	–A	–A
Total distributions	(.005)	(.012)	(.009)	(.004)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.52%	1.19%	.95%	.38%	.12%	.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.47%F	.47%	.47%	.46%	.47%	.48%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.24%	.06%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.24%	.06%
Net investment income (loss)	.93%F	1.18%	.93%	.37%	.05%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1,631	$1,827	$2,258	$3,093	$4,552	$9,154

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Tax-Exempt Money Market Fund Premium Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.005	.013	.011	.005	.001	–B
Net realized and unrealized gain (loss)	.001	–B	–B	–B	.001	–B
Total from investment operations	.006	.013	.011	.005	.002	–B
Distributions from net investment income	(.005)	(.013)	(.011)	(.005)	(.001)	–B
Distributions from net realized gain	(.001)	–	–B	–	(.001)	–B
Total distributions	(.006)	(.013)	(.011)	(.005)	(.002)	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.61%	1.31%	1.07%	.50%	.18%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G	.37%	.37%	.36%	.37%	.37%G
Expenses net of fee waivers, if any	.33%G	.33%	.33%	.33%	.22%	.06%G
Expenses net of all reductions	.33%G	.33%	.33%	.33%	.22%	.06%G
Net investment income (loss)	1.05%G	1.30%	1.05%	.49%	.08%	.01%G
Supplemental Data
Net assets, end of period (in millions)	$1,605	$1,591	$1,497	$947	$700	$766

 A For the period April 6, 2015 (commencement of sale of shares) to October 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Treasury Money Market Fund (Treasury Money Market) and Fidelity Tax-Exempt Money Market Fund (Tax-Exempt Money Market) (collectively referred to as "the Funds") are funds of Fidelity Newbury Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Treasury Money Market offers four classes of shares, Capital Reserves Class, Daily Money Class, Advisor C Class and Fidelity Treasury Money Market Fund. Fidelity Tax-Exempt Money Market Fund offers four classes of shares, Capital Reserves Class, Daily Money Class, Fidelity Tax-Exempt Money Market Fund and Premium Class. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Advisor Class C shares will automatically convert to Daily Money Class shares after a holding period of ten years from the initial date of purchase, with certain exceptions. Shares of Tax-Exempt Money Market are only available for purchase by retail shareholders.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Tax-Exempt Money Market	$75

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards and losses deferred due to wash sales.

The Tax-Exempt Money Market fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Treasury Money Market	$30,552,080	$–	$–	$–
Tax-Exempt Money Market	3,314,391	–	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Long-term	Total no expiration	Total capital loss carryforward
Treasury Money Market	$(23)	$(23)	$(23)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds along with other registered investment companies having management contracts with Fidelity Management and Research Company LLC (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. For Fidelity Treasury Money Market Fund, repurchase agreements may be collateralized by cash or government securities. For Fidelity Tax-Exempt Money Market Fund, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of.25% of average net assets.

Under the expense contract, total expenses of Fidelity Treasury Money Market Fund of Treasury Money Market and Premium Class of Tax-Exempt Money Market are limited to an annual rate of .42% and .43%, respectively, of each class' average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Treasury Money Market
Capital Reserves Class	.25%	.25%	$4,370	$–
Daily Money Class	-%	.25%	2,429	158
Advisor C Class	.75%	.25%	414	45
			$7,213	$203
Tax-Exempt Money Market
Capital Reserves Class	.25%	.25%	$129	$112
Daily Money Class	-%	.25%	85	65
			$214	$177

During the period, the investment adviser or its affiliates waived a portion of these fees.

Sales Load. FDC receives the proceeds of contingent deferred sales charges levied on Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges are 1.00% for Treasury Money Market – Advisor C. In addition, FDC receives deferred sales charges for Daily Money Class shares purchased by exchange from Class A or Class M shares of a Fidelity fund that were subject to these charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Treasury Money Market
Daily Money Class	$1
Advisor C Class(a)	$21
Tax-Exempt Money Market
Daily Money Class	$–(b)

 (a) When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) Amount represents less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets with the exception of Premium Class which pays .10% of class-level average net assets.

Under the expense contract, Fidelity Treasury Money Market Fund pays a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets. For the reporting period, the total annualized transfer agent fee rate paid was .15% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

Treasury Money Market
Capital Reserves Class	$1,748
Daily Money Class	1,943
Advisor C Class	83
Fidelity Treasury Money Market Fund	13,129
$16,903
Tax-Exempt Money Market
Capital Reserves Class	$52
Daily Money Class	68
Fidelity Tax-Exempt Money Market Fund	1,731
Premium Class	768
$2,619

During the period, the investment adviser or its affiliates waived a portion of these fees for Treasury Money Market.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Treasury Money Market	.01
Tax-Exempt Money Market	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse each class of Treasury Money Market and Tax-Exempt Money Market, with the exception of Fidelity Treasury Money Market Fund of Treasury Money Market, to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2021. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Treasury Money Market
Capital Reserves Class	.95%	$242
Daily Money Class	.70%	233
Advisor C Class	1.45%	12
Tax-Exempt Money Market
Capital Reserves Class	.95%	$6
Daily Money Class	.70%	7
Fidelity Tax-Exempt Money Market Fund	.45%	175
Premium Class	.33%	305

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Treasury Money Market
Capital Reserves Class	$1,671
Daily Money Class	894
Advisor C Class	162
Fidelity Treasury Money Market Fund	1,866
Tax-Exempt Money Market
Capital Reserves Class	$9
Daily Money Class	4

In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits	Transfer Agent credits
Treasury Money Market
Capital Reserves Class	$–	$–
Daily Money Class	1	2
Advisor C Class	–(a)	2
Fidelity Treasury Money Market Fund	11	–
Tax-Exempt Money Market
Capital Reserves Class	–(a)	–
Daily Money Class	–(a)	–
Fidelity Tax-Exempt Money Market Fund	1	–
Premium Class	1	–

 (a) In the amount of less than five hundred dollars.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2020	Year ended October 31, 2019
Treasury Money Market
Distributions to shareholders
Capital Reserves Class	$3,977	$17,974
Daily Money Class	6,521	31,335
Advisor C Class	58	768
Fidelity Treasury Money Market Fund	73,596	254,796
Total	$84,152	$304,873
Tax-Exempt Money Market
Distributions to shareholders
Capital Reserves Class	$150	$396
Daily Money Class	270	725
Fidelity Tax-Exempt Money Market Fund	8,939	24,009
Premium Class	9,218	20,861
Total	$18,577	$45,991

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2020	Year ended October 31, 2019	Six months ended April 30, 2020	Year ended October 31, 2019
Treasury Money Market
Capital Reserves Class
Shares sold	8,422,235	9,293,491	$8,422,235	$9,293,491
Reinvestment of distributions	2,242	10,599	2,242	10,599
Shares redeemed	(7,388,134)	(9,098,854)	(7,388,134)	(9,098,854)
Net increase (decrease)	1,036,343	205,236	$1,036,343	$205,236
Daily Money Class
Shares sold	5,649,643	9,439,919	$5,649,643	$9,439,919
Reinvestment of distributions	4,160	18,757	4,160	18,757
Shares redeemed	(5,375,852)	(9,413,554)	(5,375,852)	(9,413,554)
Net increase (decrease)	277,951	45,122	$277,951	$45,122
Advisor C Class
Shares sold	96,676	104,794	$96,676	$104,794
Reinvestment of distributions	57	745	57	745
Shares redeemed	(58,008)	(130,192)	(58,008)	(130,192)
Net increase (decrease)	38,725	(24,653)	$38,725	$(24,653)
Fidelity Treasury Money Market Fund
Shares sold	61,603,302	74,972,334	$61,603,302	$74,972,334
Reinvestment of distributions	50,607	172,627	50,607	172,627
Shares redeemed	(51,976,413)	(71,374,437)	(51,976,413)	(71,374,437)
Net increase (decrease)	9,677,496	3,770,524	$9,677,496	$3,770,524
Tax-Exempt Money Market
Capital Reserves Class
Shares sold	2,314	4,527	$2,314	$4,527
Reinvestment of distributions	140	364	140	364
Shares redeemed	(4,448)	(16,349)	(4,448)	(16,349)
Net increase (decrease)	(1,994)	(11,458)	$(1,994)	$(11,458)
Daily Money Class
Shares sold	13,434	27,716	$13,434	$27,716
Reinvestment of distributions	239	630	239	630
Shares redeemed	(17,364)	(43,409)	(17,364)	(43,409)
Net increase (decrease)	(3,691)	(15,063)	$(3,691)	$(15,063)
Fidelity Tax-Exempt Money Market Fund
Shares sold	195,035	273,727	$195,035	$273,727
Reinvestment of distributions	8,524	22,962	8,524	22,962
Shares redeemed	(399,142)	(727,496)	(399,142)	(727,496)
Net increase (decrease)	(195,583)	(430,807)	$(195,583)	$(430,807)
Premium Class
Shares sold	925,106	1,257,021	$925,106	$1,257,021
Reinvestment of distributions	7,959	17,891	7,959	17,891
Shares redeemed	(917,741)	(1,182,082)	(917,741)	(1,182,082)
Net increase (decrease)	15,324	92,830	$15,324	$92,830

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period-A November 1, 2019 to April 30, 2020
Treasury Money Market
Capital Reserves Class	.76%
Actual		$1,000.00	$1,002.60	$3.78**
Hypothetical-B		$1,000.00	$1,021.08	$3.82**
Daily Money Class	.61%
Actual		$1,000.00	$1,003.50	$3.04**
Hypothetical-B		$1,000.00	$1,021.83	$3.07**
Advisor C Class	1.06%
Actual		$1,000.00	$1,000.80	$5.27**
Hypothetical-B		$1,000.00	$1,019.59	$5.32**
Fidelity Treasury Money Market Fund	.40%
Actual		$1,000.00	$1,004.60	$1.99
Hypothetical-B		$1,000.00	$1,022.87	$2.01
Tax-Exempt Money Market
Capital Reserves Class	.92%
Actual		$1,000.00	$1,002.90	$4.58
Hypothetical-B		$1,000.00	$1,020.29	$4.62
Daily Money Class	.69%
Actual		$1,000.00	$1,004.00	$3.44
Hypothetical-B		$1,000.00	$1,021.43	$3.47
Fidelity Tax-Exempt Money Market Fund	.45%
Actual		$1,000.00	$1,005.20	$2.24
Hypothetical-B		$1,000.00	$1,022.63	$2.26
Premium Class	.33%
Actual		$1,000.00	$1,006.10	$1.65
Hypothetical-B		$1,000.00	$1,023.22	$1.66

 A Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

 B 5% return per year before expenses

**If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Treasury Money Market
Capital Reserves Class	.95%
Actual		$4.73
Hypothetical-(b)		$4.77
Daily Money Class	.70%
Actual		$3.49
Hypothetical-(b)		$3.52
Advisor C Class	1.45%
Actual		$7.21
Hypothetical-(b)		$7.27

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

DMFI-SANN-0620
1.703547.122

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Newbury Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 18, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 18, 2020